DEFERRED CREDITS (Details) (CAD) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]
Balance, beginning of period	0	9.6	9.6
Adjustment related to fresh start accounting	0	(9.6)	0
Balance, end of period	0	0	9.6